Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of disaggregation of revenue categorized by commodities sold
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021

Gold
Sales revenue	$-	$-	$4,027
Derivative pricing adjustments	-	-	-
	-	-	4,027
Silver
Sales revenue	$62,419	$37,084	$27,438
Derivative pricing adjustments	687	758	(267)
	63,106	37,842	27,171
Zinc
Sales revenue	$38,421	$59,262	$5,973
Derivative pricing adjustments	325	1,280	96
	38,746	60,542	6,069
Lead
Sales revenue	$25,438	$29,731	$20,617
Derivative pricing adjustments	19	(164)	169
	25,457	29,567	20,786
Other by-products
Sales revenue	$1,044	$995	$190
Derivative pricing adjustments	196	220	(46)
	1,240	1,215	144

Total sales revenue	$127,322	$127,072	$58,245
Total derivative pricing adjustments	1,227	2,094	(48)
Gross revenue	$128,549	$129,166	$58,197
Proceeds before intended use	188	-	247
Treatment and selling costs	(39,175)	(44,150)	(13,393)
	$89,562	$85,016	$45,051